Employee Benefit Plan (Details)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
401(K) Plan, minimum annual contributions per employee, percent of total earnings	1.00%
401 (K) Plan, maximum annual contributions per employee, percent of total earnings	90.00%